Michael J. Minahan 617.570.1021 mminahan@goodwinprocter.com	Goodwin Procter LLP Counselors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

July 21, 2015

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Barbara C. Jacobs

Re:	Mimecast Limited
Draft Registration Statement on Form F-1
Submitted June 16, 2015
CIK No. 0001644675

Dear Ms. Jacobs:

This letter is confidentially submitted on behalf of Mimecast Limited (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s confidential submission of the draft Registration Statement on Form F-1 submitted on June 16, 2015 (the “Registration Statement”), as set forth in the Staff’s letter dated July 13, 2015 (the “Comment Letter”). The Company is concurrently confidentially submitting Amendment No. 1 to the confidential submission of the Registration Statement (“Amendment No. 1”), which includes changes to reflect responses to the Staff’s comments and other updates.

For reference purposes, the text of the Comment Letter has been reproduced and italicized herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express four (4) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

United States Securities and Exchange Commission

July 21, 2015

Prospectus Summary

Company Overview, page 1

1.	Please provide support for the statement on page 1 that you are “a leading provider of cloud security and risk management services for corporate information and email.”

RESPONSE: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company’s statement that it is “a leading provider of cloud security and risk management services for corporate information and email” is supported by financial and non-financial metrics, such as revenue, number of customers and growth rate, the Company’s recognition in third-party reports and materials, and its singular focus on a cloud-based, fully-integrated suite of security and risk management services.

The Company serves approximately 13,800 customers of all sizes and protects millions of employees across the world. The Company’s large and established customer base compares favorably to some of its nearest competitors, including Proofpoint, Inc., who Gartner placed in the ‘Leaders’ quadrant of both Gartner, Inc.’s 2014 Magic Quadrant for Enterprise Information Archiving (the “EIA Magic Quadrant Report”) and Gartner’s 2015 Magic Quadrant for Secure Email Gateways (the “SEG Magic Quadrant Report”), and who disclosed in its most recent annual report on Form 10-K for the year ended December 31, 2014 that its “solutions are used by approximately 3,300 customers worldwide.”

Further supporting the Company’s status as a leading provider, the Company is providing in the Supplemental Materials highlighted copies of IDC’s Worldwide Archiving Software 2014-2018 Forecast and 2013 Vendor Shares (“Worldwide Archiving Software”), 451 Research’s Impact Report titled “Mimecast counts on unification to stand out in crowded email management melee” (“Impact Report”), the EIA Magic Quadrant Report, Gartner’s Critical Capabilities for Enterprise Information Archiving (“Critical Capabilities for EIA”) and the SEG Magic Quadrant Report.

These reports include the following:

•	In Worldwide Archiving Software, IDC indicates that the Company was one of the top archiving vendors in terms of revenue. Notably, the Company is the top cloud-only vendor listed.

•	451 Research’s Impact Report states “[t]he $88.3m in revenue [in fiscal 2014] puts Mimecast in the upper echelon of cloud-based email management, security and archiving providers…Mimecast positions its cloud-based email management platform as an alternative to on-premises email management approaches from large players such as Symantec…, HP Autonomy and, to a lesser degree, other vendors such as CommVault and EMC. Versus those rivals, Mimecast differentiates with its 100% cloud deployment, although all of the aforementioned contenders also have cloud-based deployment options.”

•	Gartner places the Company toward the top of the ‘Challengers’ quadrant in the EIA Magic Quadrant Report in a category that includes mostly non-cloud-based providers.

•	In Critical Capabilities for Enterprise Information Archiving, Gartner positions the Company second after Microsoft for end-user driven archiving, on the strength of the Company’s offerings for end users in the email archiving space.

•	Gartner places the Company toward the top of the ‘Visionaries’ quadrant in the SEG Magic Quadrant Report.

•	Gartner states in its SEG Magic Quadrant Report that “Mimecast remains one of a few companies in this analysis that is solely dedicated to email security and management issues, including email continuity, archiving and e-discovery.”

Inclusion in Gartner’s Magic Quadrant is an indication of a company’s leadership status. In “How Markets and Vendors Are Evaluated in Gartner Magic Quadrants”, Gartner explains that its criteria for inclusion in its Magic Quadrants “help narrow the scope [of their research] to those vendors that Gartner considers to be the most important – or best suited to the evolving needs of Gartner’s clients as buyers in the market.” Inclusion in the analysis requires vendors to demonstrate certain inclusion and eligibility criteria designed to exclude smaller or less established vendors.

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This third-party recognition by Gartner, IDC, and 451 Research, as well as the Company’s large and loyal customer base, its annual revenue, its established global footprint and its status as one of only a few providers in the space that have fully committed to native cloud development, justify the Company’s view that it is a leading provider of cloud security and risk management services for corporate information and email.

Risk Factors

If we are unable to maintain successful relationships with our channel partners…, page 14

2.	We note that your channel partners accounted for a significant amount of your sales in the fiscal year ended March 31, 2015. Please revise here and elsewhere to disclose the percentage of sales that channel partners accounted for. Additionally, tell us whether any single channel partner accounted for a material portion of your sales, and if so, tell us what consideration you have given to filing any related material agreement.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 14 in response to the Staff’s comment. Additionally, the Company respectfully advises the Staff that no single channel partner accounted for 10% or more, or otherwise accounted for a material portion, of the Company’s sales.

Our business depends substantially on customers renewing their subscriptions…, page 15

3.	We note that your business depends substantially on customers renewing their subscriptions. Please revise to disclose your renewal rate for each period in your financial statements.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 15 in response to the Staff’s comment.

Any failure in our delivery of high-quality customer support services…, page 19

4.	You disclose here that you provide service level commitments under your subscription agreements. Please revise to further describe these service level commitments in either your business or management’s discussion and analysis sections.

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RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 87 in response to the Staff’s comment.

We are subject to governmental export controls and funds dealings restrictions…, page 25

5.	We note your disclosure about regulations regarding Iran, and we note disclosure about business in the Middle East and Africa through your South Africa segment. Iran and Syria, located in the Middle East and Sudan, located in Africa, are designated by the U.S. Department of State as state sponsors of terrorism, and are subject to U.S. economic sanctions and export controls. Please describe to us the nature and extent of any past, current, and anticipated contacts with Iran, Syria and Sudan in addition to those you discuss involving Persia International Bank, whether through subsidiaries, affiliates, distributors, resellers, or other direct or indirect arrangements. You should describe any products, services, components or technology you have provided into those countries, directly or indirectly, and any agreements, commercial arrangements, or other contacts with the governments of those countries or entities they control.

RESPONSE: The Company respectfully advises the Staff that it is unaware of past, current or anticipated customer relationships, direct or indirect, with persons or entities located in Iran, Syria, or Sudan; however, the Company does not block the transmittal through its servers of e-mails originating in or destined to these countries, which it believes to be consistent with OFAC sanctions regulations. The Company respectfully advises the Staff that it has implemented a compliance program designed to ensure that it does not transact with persons or entities located in sanctioned countries or identified on applicable denied parties lists.

6.	You disclose on page 26 that violations of U.S. sanctions or export control laws may result in fines calculated on a per violation basis. Please also make clear that under the terms of applicable regulations, each instance in which you provided service or goods may be considered a separate violation.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 26 in response to the Staff’s comment.

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July 21, 2015

Industry and Market Data, page 36

7.	With respect to every third-party statement in your prospectus, such as the information provided by Gartner, Inc., please provide us with copies of the relevant portions of the industry research reports you cite. To expedite our review, clearly mark each source to highlight the applicable portion or section containing the statistic and cross-reference it to the appropriate location in your prospectus. Also, tell us whether you commissioned any of the studies or reports.

RESPONSE: The Company respectfully advises the Staff that it has provided to the Staff, on a supplemental basis under separate cover, copies of the relevant portions of the industry reports that the Company cites in the Registration Statement, marked to highlight the applicable portion or section containing the statistic and cross referenced to the appropriate location in Amendment No. 1. The Company did not commission any of these reports.

Use of Proceeds, page 37

8.	You state that you expect to use the proceeds you receive from this offering for working capital and other general corporate purposes and that you may use a portion for the acquisition of or investment in businesses, products, services, technologies or other assets. Notwithstanding that you have not yet allocated any specific portion of the proceeds for any particular purpose, please consider revising to provide more meaningful disclosure regarding your anticipated use of the net proceeds for working capital, general corporate purposes and/or potential acquisitions. In this regard, for example, we note your disclosure on page 4 that you intend to further invest in your network of channel partners and on page 13 that you expect to make significant expenditures and investments in research and development.

RESPONSE: As noted in the Company’s disclosure under “Use of Proceeds,” the Company intends to use the net proceeds of the offering for working capital and other general corporate purposes, which may include acquisitions of, or investments in, business, products, services, technologies or other assets. In addition, the Company has revised its disclosure on page 37 to specify that it will be expanding its research and development activities and go-to-market capabilities. However, the Company respectfully advises the Staff that it is not able to quantify the approximate amount of the proceeds that will be devoted to particular uses at this time because the Company has not made specific determinations regarding the amount or type of any such expenditure. In light of this uncertainty, and pursuant to the requirements of Item 504 of Regulation S-K,

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the Company has disclosed that the principal purposes of the offering are to increase the financial flexibility of the Company, create a public market for the Company’s ordinary shares and facilitate its future access to the public equity markets. If, prior to the effective date of the Registration Statement, the Company determines the approximate amount of proceeds to be used for a particular purpose, it will revise the prospectus accordingly.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Key Performance Indicators, page 50

9.	Please revise to include a discussion of any material known trends and uncertainties relating to your key performance indicators.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on pages 50 and 51 in response to the Staff’s comment.

Revenue Constant Currency Growth Rate, page 50

10.	We note your disclosure on page 45 that in order to properly understand the underlying business trends and performance of your ongoing operations, you believe that investors may find it useful to consider the impact of excluding changes in foreign exchange rates from your revenue growth rate. We also note your disclosure on page 69 that for the year ended March 31, 2015, 62% of your expenses were in foreign currencies. Tell us what consideration you gave to also disclosing the impacts of foreign exchange rates on your gross profit percentage in order to provide a more balanced view of the overall impact of foreign currencies on your operations.

RESPONSE: The Company respectfully advises the Staff that in determining the impacts of changes in foreign exchange rates on its gross profit percentage, it performed an analysis on gross profit to determine what the gross profit percentage would be if the currency rates had not changed. The key performance indicators described on page 50 of the prospectus indicate a gross profit percentage of 68% in both 2014 and 2015. In the analysis that the Company performed, it looked at gross profit on a constant currency basis. On that basis, the gross profit percentage remains unchanged at 68% indicating an immaterial effect on gross profit percentage from the impact of foreign currencies.

United States Securities and Exchange Commission

July 21, 2015

Components of Consolidated Statements of Operations

Revenue, page 51

11.	We note that you generally license your services on a price per employee basis under annual contracts. Please describe the other types of arrangements you enter into with your customers and whether any such arrangement is material to your business.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 51 in response to the Staff’s comment.

The Company generally licenses its services on a price per employee basis under annual contracts. Customers are billed for these subscription services on either a monthly or an annual basis, depending on the contract. The Company also sells professional services, which consist primarily of ingestion fees. These services are invoiced upfront. Ingestion sold at the time of the subscription arrangement is generally priced on a per unit basis based on the volume of data ingested.

The Company generates substantially all of its revenue from subscription fees paid by customers accessing the Company’s cloud services and from customers purchasing additional support beyond the standard support that is included in the basic subscription fees. Revenue under these contracts is recognized ratably over the term of the contract. The Company’s subscription fees from customers accessing its cloud services and from customers purchasing additional support represent more than 95% of its revenue in fiscal 2014 and 2015.

As noted, revenue from professional services consists primarily of ingestion fees. These services do not have standalone value and are therefore not considered separate units of accounting. Accordingly, revenue for ingestion is recognized on a straight-line basis over the longer of the contract term or average customer life. Ingestion services represented less than 5% of the Company’s revenue in fiscal 2014 and 2015, and other professional services including set up fees and training represented less than 1% of the Company’s revenue in these periods.

Comparison of Period-to-Period Results of Operations, page 54

12.	Tell us what consideration you gave to providing quantitative disclosure of the impacts of foreign currency on your changes in revenue, cost of sales and operating expenses. We refer you to Section III.D of SEC Release No. 33-6835.

RESPONSE: The Company respectfully advises the Staff that in drafting the prospectus, it considered the impacts of foreign currency on its financial statements and performed calculations to determine this impact. On the basis of

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these calculations, the Company determined that the impact on revenue was material and provided disclosure in this regard (see disclosure of revenue on a constant currency basis on pages 9, 17, 44 and 49).

When considering the impact of foreign currency on cost of revenue and operating expenses, the Company performed an analysis on these line items to determine whether the effect was material. For each expense line item on its financial statements, the Company calculated these expenses on a constant currency basis. The Company determined that for any movement in foreign currencies that affected revenue in prior periods, the change in the cost of sales and operating expenses as a percentage of revenue would be less than 1% per line item and as such determined that no further disclosure was necessary.

Liquidity and Capital Resources Borrowings and Credit Facility, page 58

13.	You disclose that you have entered into various term loans with Silicon Valley Bank and that the aggregate principal balance of the term loans was $12.4 million as of March 31, 2015. Please revise to describe any amount available for future borrowing under the term loans.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 58 in response to the Staff’s comment.

Quantitative and Qualitative Disclosures about Market Risk Foreign Currency Risk, page 69

14.	Tell us what consideration you gave to providing quantitative disclosure of the foreign currencies in which your cash is denominated.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 69 in response to the Staff’s comment.

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Business

Our Growth Strategy

Develop Our Technology and Release New Services, page 79

15.	We note that your services integrate with Microsoft and Google products and services. Please tell us whether you have any material agreement with Microsoft or Google, and if so, revise to provide a summary of the agreement and tell us what consideration you have given to filing it. See Instructions as to Exhibits of Form 20-F.

RESPONSE: The Company respectfully advises the Staff that it does not have any material agreements with Microsoft or Google.

Customer Service and Support, page 87

16.	We note that you maintain a strong customer retention rate. Please revise to disclose your customer retention rate.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on pages 15 and 87 in response to the Staff’s comment.

Management

Directors’ and Executive Management Compensation, page 96

17.	We note that you have disclosed compensation paid to your directors and executive officers on an aggregate basis. Please confirm to us that you are not required to disclose the annual compensation of your directors and executive officers on an individual basis under the laws of the Bailiwick of Jersey or England and Wales and that you have not otherwise publicly disclosed this information. See Item 6.B of Form 20-F.

RESPONSE: The Company respectfully advises the Staff that it is not required to disclose the annual compensation of its directors and executive officers on an individual basis under the laws of the Bailiwick of Jersey or England and Wales, and that it has not otherwise publicly disclosed this information.

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Other Arrangements, page 102

18.	Please briefly summarize the business development services that Insight Venture Partners provides to you.

RESPONSE: The Company respectfully advises the Staff that for the period from October 2012 to September 2013, it engaged Insight Venture Partners’ consulting arm, Insight Onsight, to provide consulting services to the Company. The services provided included various services related to improving go-to-market capabilities in the areas of enterprise selling, partnerships and M&A, the build-out of its US marketing department, selling to state and local government and inside sales strategies.

Description of Share Capital, page 105

19.	Please remove the phrase “qualified in their entirety.” Descriptions in the prospectus must be materially complete without reference to the underlying documents.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page 104 in response to the Staff’s comment.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies

Revenue Recognition, page F-10

20.	We note your disclosure that for transactions where you have determined that you are acting as a principal in the arrangement with resellers, which is primarily when the credit risk is borne by you, revenue is presented on a gross basis. Please further clarify the nature of these arrangements and how you considered all of the factors in ASC 605-45 in making this determination. As part of your response, tell us how you considered the guidance in ASC 605-45-13, which indicates that the assumption of credit risk may provide weaker evidence that the entity has risks and rewards as a principal in the transaction. In addition, clarify which party is the primary obligor under arrangements where you are presenting on a net basis, including the specific roles and responsibilities of each party and how the reseller determines the nature and type of product that is going to be sold to the end-user.

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RESPONSE: The Company respectfully advises the Staff that it has expanded its disclosure on pages 62 and F-10 in response to the Staff’s comments to include additional considerations with respect to those arrangements with resellers where the Company has determined that it is acting as a principal. Additionally, the Company respectfully advises the Staff that the Company’s products and services are sold directly by the Company’s sales force and also indirectly by third-party resellers. When the Company utilizes a third-party reseller, these transactions are completed under the following two scenarios:

1.	In the first scenario, the reseller’s function is limited to sales and marketing activities as the reseller’s role is limited to introducing the Company to the end-user customer. The reseller is not responsible for or involved in the contract negotiations, and, after the initial introduction, does not act as primary contact for the end-user customer for renewals or the provisioning of the service.

2.	In the second scenario, the reseller’s function is more significant. The reseller is responsible for facilitating agreement on the Company’s terms with the end-user customer, including establishment of the price to be paid for the services and the determination of the nature and type of product that is going to be sold to the end-user customer. In addition, the credit risk with the end-user is borne by the reseller and the Company contracts directly with the reseller. The reseller also acts as an intermediary when the end-user customer has problems with the service and performs certain customer service functions for the end-user customer, and maintains the relationship with the end-user customer.

The Company utilized the guidance in ASC 605-45-45 to help determine whether revenue under each of these scenarios should be presented on a gross or net basis and reached its conclusions based on the applicable indicators below.

Scenario 1:

Gross indicators

The Company is the Primary Obligor in the Arrangement – The Company is responsible for providing all services under the arrangement with the end-user customer. This includes providing the cloud service to the end-user customer over the life of the contract, including all when and if available updates/enhancements and establishing software specifications. The Company is responsible for 1) reviewing, facilitating and accepting terms with the end-user customer, 2) executing agreements with the end-user customer and 3) providing customer support and assisting with service complaints. Given these factors, the Company concluded that it is the primary obligor.

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The Company Has Latitude in Establishing Price – The Company has latitude to establish the selling price for the services with the end-user customer and pays the third-party reseller a fixed percentage of the selling price.

The Company Changes the Product or Performs Part of the Service – The Company has the responsibility for providing all services under an arrangement to the end-user customer over the life of the contract.

The Company is Involved in the Determination of Product or Service Specifications – The Company determines the commercial terms and services offered and sold through negotiations with the end-user customer and provides the services to the end-user customer over the life of the contract.

The Company Has Credit Risk – The Company bears the credit risk with the end-user customer and is responsible for collecting amounts due from the end-user customer and must pay the amount owed to the third-party reseller regardless of whether the Company fully collects the sales price from the end-user customer.

Scenario 1 Conclusion:

Based on the qualitative weight of the gross indicators per the above discussion, most significantly, that the Company is the primary obligor, has the latitude in establishing pricing, the credit risk borne by the Company, and the performance of the service under the arrangements with the end-user customers, the Company has determined that it is acting as the principal in this scenario, and as such the Company concluded that revenue should be presented in the consolidated financial statements based upon the gross amount billed to the end-user customer.

The Company acknowledges that other indicators exist within ASC 605-45-45, but as these are not applicable to the nature of the Company’s business they have not been discussed in the analysis above.

Scenario 2:

Gross indicators

The Company is the Primary Obligor in the Arrangement – Under this scenario, the Company shares the responsibility for providing the services under an arrangement with the third-party reseller. The Company is primarily responsible for providing the cloud service to the end-user customer over the life of the contract including when and if available updates/enhancements and establishing software specifications. The reseller is primarily responsible for 1) reviewing, facilitating and agreeing to terms with the end-user customer, 2) executing agreements with

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the end-user customer and 3) providing some levels of customer phone support. Given these factors, both the Company and the resellers perform functions associated with a primary obligor role.

The Company Changes the Product or Performs Part of the Service – The Company shares responsibility for providing the services under an arrangement with the reseller as discussed in the first indicator above.

Net Indicators

The Reseller is the Primary Obligor in the Arrangement – The Company and the reseller both provide functions associated with a primary obligor role as discussed in the first Gross Indicator discussion above.

The Reseller is Involved in the Determination of Product or Service Specifications – The reseller is primarily responsible for discussing the end-user’s needs, matching the end-user’s needs to the service specifications and reviewing facilitating and accepting terms with the end-user customer.

The Amount the Reseller Earns Is Fixed – The reseller has the latitude to establish the selling price for the services with the end-user customer. The selling price is based on a fee negotiated between the reseller and the end-user and the end-user is unaware of how much is paid to the Company by the reseller.

The Reseller Has Credit Risk – The reseller bears the credit risk with the end-user customer and is responsible for collecting the sales price from the end-user customer and must pay the amount owed to the Company regardless of whether the reseller fully collects the sales price from the end-user customer.

Scenario 2 Conclusion:

Based on the qualitative weight of the net indicators per the above discussion, the Company has determined that it is acting as an agent in this scenario, and as such concluded that revenue should be presented in the consolidated financial statements based upon the net amount billed to the reseller.

Although there are gross indicators present as the Company provides certain functions associated with a primary obligor role as a SaaS provider, the Company has concluded that net revenue recognition is appropriate based on the fact that the third-party reseller provides certain functions associated with a primary obligor role, including discussing the end-user’s needs, matching the end-user’s needs to the service specifications and reviewing facilitating and accepting terms

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with the end-user customer. In addition, the reseller performs certain customer service functions for the end-user customer and assists with resolving service complaints. Additionally, the reseller has the latitude to establish the selling price with the end-user customer and bears the credit risk with the end-user customer.

The Company acknowledges that other indicators exist within ASC 605-45-45, but as these are not applicable to the nature of the Company’s business they have not been discussed in the analysis above.

21.	We note your disclosure that your subscription and support revenue is recognized ratably over the term of the contract, typically one year in duration. We also note your disclosure on page 15 that your contracts with your channel partners generally allow them to terminate their agreements for any reason upon 90 days’ notice. Please clarify whether any of your subscription fees are refundable under these circumstances and how you took this into consideration in determining your revenue recognition policies.

RESPONSE: The Company respectfully advises the Staff that while the Company’s contracts with its channel partners generally allow them to terminate their agreements for any reason upon 90 days’ notice, the contracts do not contain provisions under which subscription fees are refundable for services previously provided.

22.	We note your disclosure that revenue relating to customer set-up and ingestion services is recognized on a straight-line basis over the contractual term or the average customer life. Please clarify how you determine how much to defer for these services.

RESPONSE: The Company respectfully advises the Staff that the Company determined that set-up and ingestion services included in arrangements with multiple-deliverables did not represent the culmination of a separate earnings process, but instead the fees for such services are in substance nonrefundable up-front fees. As such, the Company defers the contractually stated amount of the nonrefundable up-front fees related to set-up and ingestion services.

23.	Please clarify your accounting policy for costs associated with customer set up and ingestion services revenue.

RESPONSE: The Company respectfully advises the Staff that the Company’s accounting policy for costs associated with customer set up and ingestion services revenue is to expense such costs as incurred.

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Deferred Revenue, page F-12

24.	We note your disclosure that deferred revenue primarily consists of billings or payments received in advance of revenue recognition. Please clarify your policy for recording accounts receivable and deferred revenue for billings. That is, clarify how you have a valid receivable in these circumstances.

RESPONSE: The Company respectfully advises the Staff that it is the Company’s policy to record accounts receivable and deferred revenue for all end-user arrangements for which the service period has begun and for which the customer invoice has been billed and is due and payable. Any amounts billed in advance of the service start date are not recorded as accounts receivable and deferred revenue for financial statement reporting purposes as the basic criteria for revenue recognition have not been satisfied and no amounts have been collected from the customer.

Cost of Revenue, page F-12

25.	We note your disclosure on page 88 that you operate a continuous delivery model for improvements to your infrastructure and products to ensure customers benefit from regular updates in protection and functionality, and your disclosure on page 81 that each week, you roll out updates and enhancements centrally that benefit your customers. Please clarify whether the costs associated with these updates are included in cost of revenues or research and development expense and the factors you considered in making this determination.

RESPONSE: The Company respectfully advises the Staff that costs associated with these updates are included in research and development expense in the consolidated financial statements. In making the determination on the appropriateness of this classification, the Company considered that these costs are costs of activities which related to expanding the functionality and scalability of the Company’s products and enhancing their ease of use, as well as creating new product offerings, and are aimed at developing or significantly improving the Company’s cloud services, which the Company believes, in accordance with ASC 730, would be considered research and development expenses.

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Software Development Costs, page F-15

26.	We note your disclosure that you did not capitalize any software development costs during the years ended March 31, 2014 and 2015. Please further clarify the nature and extent of these costs, including the specific processes to which they relate, as illustrated in ASC 350-40-55-3. Further, please clarify the factors you considered in determining that it is not probable that costs incurred relating to upgrades and enhancements will result in additional functionality.

RESPONSE: The Company respectfully advises the Staff that, as disclosed on page F-15, costs incurred to develop software applications used in the Company’s SaaS platform consist of certain direct costs of materials and services incurred in developing or obtaining internal-use computer software, and payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project. These costs generally consist of internal labor during configuration, coding, and testing activities. As discussed in the response to Staff comment 25 above, these costs are costs of activities which related to expanding the functionality and scalability of the Company’s products and enhancing their ease of use, as well as creating new product offerings, and are aimed at developing or significantly improving the Company’s cloud services.

As required by ASC 350-40, capitalization of qualifying internal-use software costs begins when the preliminary project stage is completed, management with the relevant authority, implicitly or explicitly, authorizes and commits to the funding of the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. In situations where management with the relevant authority has not committed to funding a specific software project, the project’s costs, including costs related to application development activities, should be expensed as incurred.

Additionally, costs of specified upgrades and enhancements to internal-use computer software are capitalizable when it is probable that those expenditures will result in additional functionality.

Software development takes place within the Company’s product and engineering teams, in a cyclical fashion. An initial hypothesis about a feature is tested with internal and external stakeholders. Feedback is garnered and fed into engineering cycles, leading to another cycle of validation.

This continuous iteration, or cycle of feedback incorporation, takes place until a decision is made that the feature is sufficiently mature to be incorporated into the services the Company provides to its customers. This process continues until the Company has determined the existence of the software feature to be developed and completed its evaluation of all possible alternatives including selecting the final course of action.

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This process often includes a cycle where the Company will work with chosen customers and prospects to confirm stability, usefulness and similar aspects of the service prior to committing to funding a specific software project. Additionally, the Company’s product and engineering teams meet on a regular basis to review projects to determine progress made and re-evaluate which projects to prioritize or cancel. It is during this process that management evaluates varying development and testing options, often times based on customer or user feedback. This will occur throughout the development process. It is common during this phase for there to be changes to the project design as a result of customer comments received or input from internal stakeholders, and it is not unusual, therefore for the process to transition “back and forth” between what management may consider the “preliminary project phase” and the “application development stage.” It is also not uncommon for management to terminate a project prior to completion during this process after development costs have been incurred.

Although the Company’s products are often enhanced with subsequent versions, newer releases typically are upgrades or improved versions built upon the base code developed for prior versions. This process makes the software development process a cumulative one with each release building off the functionality previously developed.

As noted above, one of the key elements required prior to capitalizing qualified costs incurred in the application development stage, is that management with the relevant authority, implicitly or explicitly, authorizes and commits to the funding of the software project. Based on the Company’s process noted above, the process to review projects as to whether to continue the development is when management authorization and commitment to funding a specific project occurs. As such, the Company does not capitalize costs until management has committed the funding necessary to complete the project.

Additionally, based on the dynamic nature of the development process the Company utilizes, costs incurred between the point at which the preliminary project phase is completed and the point in project development (including for upgrades and enhancements) at which it becomes probable that the “project will be completed and the software will be used to perform the function intended” have not been material and, as such, the Company has not capitalized any of these development costs during the years ended March 31, 2014 or 2015.

United States Securities and Exchange Commission

July 21, 2015

Unaudited Pro Forma Net Loss per Share, page F-17

27.	We note your disclosure that share-based compensation expense associated with awards that will become exercisable upon the consummation of an IPO and have satisfied the service condition as of March 31, 2015 has been included in the unaudited pro forma net loss. Please clarify the authoritative literature upon which you are relying in including this adjustment in your pro forma net loss.

RESPONSE: The Company respectfully advises the Staff that in determining whether to include this adjustment in its determination of pro-forma net loss, the Company considered the guidance in Article 11 of Regulation S-X. As the share-based compensation expense associated with awards that will become exercisable upon the consummation of the Company’s IPO is directly attributable to the transaction, factually supportable and expected to have a continuing impact, the Company believes that it is appropriate to include such adjustment in its pro forma presentation.

Share-Based Compensation, page F-18

28.	We note that that the fair value of your ordinary shares is a key input to the determination of the fair value of your stock options. Please disclose the fair value of your ordinary shares used in the determination of the fair value of your stock options for each period presented.

RESPONSE: The Company respectfully advises the Staff that it has revised its disclosure on page F-20 in response to the Staff’s comment.

Segment and Geographic Information, page F-32

29.	Tell us if revenue recognized from transactions with any of your channel partner customers amounted to 10% or more of your revenues for each period presented, and if so, what consideration you gave to disclosing the information required by ASC 280-10¬50-42. Please also tell us what consideration you gave to disclosing the information required by ASC 275-10-50 relating to concentrations in the volume of business transacted with these parties.

RESPONSE: The Company respectfully advises the Staff that no individual channel partner customer accounted for 10% or more of the Company’s revenue for the years ended March 31, 2014 or 2015. Additionally, the Company considered the disclosure requirements in ASC 275-10-50; however, the Company does not believe that the Company is vulnerable to a risk of loss which

United States Securities and Exchange Commission

July 21, 2015

could have a significant financially disruptive effect on the normal operations of the Company. As no individual channel partner customer represents a material portion of the Company’s revenue, the Company believes that the risk is diversified, and therefore, does not make the Company vulnerable to the risk of a near-term severe impact.

General

30.	Please provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

RESPONSE: The Company respectfully advises the Staff that it will provide to the Staff, on a confidential basis under separate cover, copies of all written communications presented to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of such communications.

31.	We will process your submission and amendments without price ranges. Since the price range you select will affect disclosure in several sections of the document, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

RESPONSE: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it will update its Registration Statement to include a price range and the material information now appearing blank throughout the Registration Statement. The Company also acknowledges that all such information is subject to the Staff’s review and understands that the Staff will need a reasonable period of time to review the disclosures prior to effectiveness of the Registration Statement.

32.	Please provide us with copies of any graphics or artwork you intend to use in your prospectus. Upon review of such materials, we may have further comments. For guidance, consider Question 101.02 of our Securities Act Forms Compliance and Disclosure Interpretations.

RESPONSE: The Company acknowledges the Staff’s comment and informs the Staff that it has not yet determined what graphical materials or artwork it intends

United States Securities and Exchange Commission

July 21, 2015

to use in its prospectus. The Company undertakes to include any additional graphical materials or artwork in a future pre-effective amendment to the Registration Statement and to provide the Staff with sufficient time to review such graphics or artwork prior to inclusion in any prospectus distributed to prospective investors.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1021.

Sincerely,

/s/ Michael J. Minahan

Michael J. Minahan

Enclosures

cc:	Peter Bauer, Mimecast Limited

Peter Campbell, Mimecast Limited

Mark J. Macenka, Goodwin Procter LLP